BORROWINGS - Schedule of Available Portion of Corporate Credit Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Authorized corporate credit facilities and related party credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,375	$ 2,375
Draws on corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	165	0
Authorized letter of credit facility
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	500	500
Issued letters of credit
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	307	344
Available portion of corporate credit facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings and current portion of non-current borrowings	$ 2,403	$ 2,531